FINANCIAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Financial Assets
Schedule of Cash and cash equivalents

	Amortized Cost
06/30/2024	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	62,033	62,033	62,033
Trade receivables and other current assets (Note 9)	9,309	9,309	9,309
Current financial assets	12,291	12,291	12,291
Cash and cash equivalents	40,433	40,433	40,433

	Amortized Cost
12/31/2023	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	65,280	65,280	65,280
Trade receivables and other current assets (Note 9)	13,604	13,604	13,604
Current financial assets	10,398	10,398	10,398
Cash and cash equivalents	41,278	41,278	41,278